Expenses - Impairment charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Non-Financial Assets [Line Items]
Total impairment	$ 0	$ 7,435	$ 0
Cost of revenues
Disclosure of Non-Financial Assets [Line Items]
Total impairment		1,710
Research and development
Disclosure of Non-Financial Assets [Line Items]
Total impairment		3,217
Marketing and sales
Disclosure of Non-Financial Assets [Line Items]
Total impairment		195
General and administrative
Disclosure of Non-Financial Assets [Line Items]
Total impairment		$ 2,313